20. Operating Leases and Other Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Operating Leases And Other Commitments And Contingencies Tables
Future Minimum Lease Payment Obligations
	2016	2017
Within one year	700	470
Between one and five years	541	363
	1,241	833